Appendix 4 Additional Information on Financial Debt - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 336,937	$ 236,220		$ 264,900
Non-current, Maturity	1,164,786	728,625		327,568
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	143,411	57,403		123,817
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	193,526	178,819		141,083
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	557,942	247,539		105,988
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	375,985	267,419		114,662
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	156,634	121,763		55,705
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,565	50,971		12,803
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,660	$ 40,933		38,410
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.12%	3.52%
Current, Maturity	$ 37,854	$ 294
Non-current, Maturity		$ 38,398
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.36%	2.85%
Current, Maturity	$ 708	$ 661
Non-current, Maturity	$ 75,938	$ 76,092
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.51%	11.40%
Current, Maturity	$ 52,414	$ 56,229
Non-current, Maturity	$ 100,849	147,588
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.28%
Current, Maturity	$ 1,594
Non-current, Maturity	75,512
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			13.71%
Current, Maturity				565
Non-current, Maturity				32,805
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	778	294
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	708	661
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	20,080	17,535
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,594
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	37,076
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,334	38,694
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				565
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		38,398
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	75,938
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,121	45,560
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		76,092
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,839	39,527
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,490	32,201
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	75,512
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,410	22,776
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,989	$ 7,524
Celg Distribuicao SA [Member] | Brazil [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	13.59%
Current, Maturity	$ 1,303
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	12.91%
Current, Maturity	$ 2,369
Celg Distribuicao SA [Member] | Brazil [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.05%
Current, Maturity	$ 1,533
Non-current, Maturity	75,513
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	653
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,782
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,533
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	650
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	587
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,513
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.96%
Current, Maturity	$ 399
Non-current, Maturity	60,328
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Less than 90 Days [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	399
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Two to three years [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,328
Enel Green Power Volta Grande [Member] | Brazil [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.22%
Current, Maturity	$ 1,158
Non-current, Maturity	261,358
Enel Green Power Volta Grande [Member] | Brazil [Member] | Less than 90 Days [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,158
Enel Green Power Volta Grande [Member] | Brazil [Member] | One to two years [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 261,358
Chinango S.A.C. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.05%	2.56%	2.56%
Current, Maturity	$ 8,422	$ 1,201		1,191
Non-current, Maturity		$ 25,365		26,546
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.40%	3.57%	3.57%
Current, Maturity	$ 1,702	$ 2,510		2,523
Non-current, Maturity	422			2,504
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		3.40%	3.40%
Current, Maturity		$ 1,711		1,727
Non-current, Maturity		2,104		3,796
Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,422	356		344
Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	437	636		645
Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		449		462
Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		845		847
Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,265	1,874		1,878
Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,262		1,265
Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,365		1,130
Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422			2,504
Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,683		1,687
Chinango S.A.C. [Member] | Peru [Member] | Two to three years [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				25,416
Chinango S.A.C. [Member] | Peru [Member] | Two to three years [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 421		1,687
Chinango S.A.C. [Member] | Peru [Member] | Three to four years [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	8.84%
Current, Maturity	$ 1,635
Non-current, Maturity	2,432
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	419
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,216
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,621
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 811
Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	8.32%	8.32%
Current, Maturity	$ 1,626	$ 1,597
Non-current, Maturity	$ 66,996	$ 66,445
Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.46%
Current, Maturity	$ 3,298
Non-current, Maturity	$ 722
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.25%	8.77%
Current, Maturity	$ 905	$ 949
Non-current, Maturity	$ 556	$ 1,263
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.97%	8.57%
Current, Maturity	$ 2,406	$ 2,512
Non-current, Maturity	4,568	$ 6,067
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		9.08%
Current, Maturity		$ 3,531
Non-current, Maturity		3,512
Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,626	1,597
Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	836
Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	277	249
Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	899	586
Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		849
Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,462
Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	628	700
Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,507	1,926
Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,682
Codensa [Member] | Colombia [Member] | One to two years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	66,996
Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	722
Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	556	640
Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,661	586
Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,698
Codensa [Member] | Colombia [Member] | Two to three years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		66,445
Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		623
Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,661	1,993
Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		814
Codensa [Member] | Colombia [Member] | Three to four years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,246	1,993
Codensa [Member] | Colombia [Member] | Four to five years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,495
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Santander [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			15.76%
Current, Maturity				12,737
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.66%	11.01%
Current, Maturity	$ 24,250	$ 22,820
Non-current, Maturity	$ 52,650	$ 73,913
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	11.28%		15.19%
Current, Maturity	$ 15,766			1,590
Non-current, Maturity	$ 15,094			37,854
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		4.44%
Current, Maturity		$ 27
Non-current, Maturity		$ 2,778
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		14.51%	14.51%
Current, Maturity		$ 24,471		20,516
Non-current, Maturity		$ 46,042		56,781
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.70%	7.71%
Current, Maturity	$ 6,438	$ 6,568
Non-current, Maturity	1,603	8,149
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Santander [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				12,737
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,891	7,311
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,766
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		27
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,450
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,630	1,679
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,359	15,509
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,590
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		23,021		20,516
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,808	4,889
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,478	20,678
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,094			12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,021		18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,603	6,519
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,491	20,678
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,021		18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,630
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,131	16,668
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,086	12,279
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,464	3,610
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,778
Emgesa S.A. E.S.P. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.88%
Current, Maturity	$ 35,414
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.70%
Current, Maturity				28,611
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		6.90%	6.90%
Current, Maturity		$ 43,395		197
Non-current, Maturity				40,929
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.93%
Current, Maturity				15,544
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	9.21%	9.21%	9.21%
Current, Maturity	$ 10,184	$ 10,180		4,914
Non-current, Maturity	$ 50,246	$ 59,801		66,115
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	9.62%	9.24%	9.24%
Current, Maturity	$ 3,622	$ 3,620		1,747
Non-current, Maturity	17,866	21,264		23,507
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Citibank Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			6.01%
Current, Maturity				7,280
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.76%
Current, Maturity				19,023
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Davivienda [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			6.15%
Current, Maturity				4,114
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35,414
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		207
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,544
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,160	214		191
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,835	76		68
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Citibank Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				7,280
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Davivienda [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,114
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Credito del Perú [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				28,611
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		43,189		197
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,024	9,967		4,723
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,787	3,544		1,679
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Credito del Peru Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				19,023
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				40,929
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,050	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Two to three years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,024	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Two to three years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,787	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Three to four years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,048	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Three to four years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Four to five years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,050	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Four to five years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Over five years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,074	19,933		28,335
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Over five years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,360	$ 7,088		10,075
Enel Generacion Peru S.A. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		1.62%	1.62%
Current, Maturity		$ 21,987		36,076
Enel Generacion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				36,076
Enel Generacion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 21,987
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		6.20%
Current, Maturity		$ 51
Non-current, Maturity		$ 14,872
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		6.73%	6.73%
Current, Maturity		$ 3,015		41
Non-current, Maturity				2,934
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		5.01%	5.01%
Current, Maturity		$ 25		21
Non-current, Maturity		$ 4,462		4,401
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		5.71%	5.71%
Current, Maturity		$ 137		134
Non-current, Maturity		$ 6,246		6,162
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		5.01%	5.01%
Current, Maturity		$ 40		34
Non-current, Maturity		$ 7,436		7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		5.01%	5.01%
Current, Maturity		$ 29		22
Non-current, Maturity		7,139		7,043
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			5.07%
Current, Maturity				17,630
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		51
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,015		41
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		25		21
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		137		134
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		40		34
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		29		22
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				17,630
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,872
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,934
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,462
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,246
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,436
Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,139
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,401
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				6,162
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,043
Enel Generación Costanera S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		30.00%	30.00%
Current, Maturity		$ 444		1,200
Non-current, Maturity				537
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		32.00%	32.00%
Current, Maturity		$ 301		1,006
Non-current, Maturity				365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		34.00%	34.00%
Current, Maturity		$ 138		383
Non-current, Maturity				169
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		30.00%	30.00%
Current, Maturity		$ 85		255
Non-current, Maturity				105
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		38.00%	38.00%
Current, Maturity		$ 134		365
Non-current, Maturity				163
Enel Generación Costanera S.A. [Member] | Argentina [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		31.00%	31.00%
Current, Maturity		$ 150		410
Non-current, Maturity				182
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Credit Suisse International [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			13.92%
Current, Maturity				1,713
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Credit Suisse International [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,713
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		444		1,200
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		301		1,006
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		138		383
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		85		255
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		134		365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		150		410
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				537
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				169
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				105
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				163
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				182
Edesur S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			37.88%
Current, Maturity				625
Edesur S.A. [Member] | Argentina [Member] | Banco Provincia de Buenos Aires [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.67%
Current, Maturity				117
Edesur S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				239
Edesur S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Provincia de Buenos Aires [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				117
Edesur S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				386
Enel Argentina S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			34.00%
Current, Maturity				617
Enel Argentina S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				617
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			12.86%
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Deutsche Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			12.86%
Current, Maturity				1,889
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Standard Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			12.86%
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			38.45%
Current, Maturity				1,577
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				923
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				842
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				801
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				281
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				120
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			30.81%
Current, Maturity				1,042
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Deutsche Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,889
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Standard Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,577
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				286
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				261
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				248
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				87
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				37
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				323
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				637
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				581
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				553
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				194
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				83
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				719
Undiscounted Cash Flow
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	403,838	299,438		300,616
Non-current, Maturity	1,268,718	840,903		389,423
Undiscounted Cash Flow | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	136,511	65,499		132,981
Undiscounted Cash Flow | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	267,327	233,939		167,635
Undiscounted Cash Flow | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	643,656	306,251		133,322
Undiscounted Cash Flow | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	382,691	324,255		131,437
Undiscounted Cash Flow | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	169,329	108,221		64,959
Undiscounted Cash Flow | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,888	57,002		16,274
Undiscounted Cash Flow | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,154	$ 45,174		43,431
Undiscounted Cash Flow | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.83%	3.11%
Current, Maturity	$ 61,949	$ 3,637
Non-current, Maturity	$ 675,554	$ 121,936
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.84%	12.05%	11.56%
Current, Maturity	$ 198,627	$ 164,250		52,556
Non-current, Maturity	364,186	370,853		160,122
Undiscounted Cash Flow | Brazil [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	357,542	41,980
Undiscounted Cash Flow | Brazil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	157,767	143,925		59,383
Undiscounted Cash Flow | Brazil [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	237,284	76,648
Undiscounted Cash Flow | Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	94,337	119,805		53,374
Undiscounted Cash Flow | Brazil [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	77,649	123
Undiscounted Cash Flow | Brazil [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,602	57,343		47,365
Undiscounted Cash Flow | Brazil [Member] | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130	123
Undiscounted Cash Flow | Brazil [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,871	37,945
Undiscounted Cash Flow | Brazil [Member] | Over five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,949	3,062
Undiscounted Cash Flow | Brazil [Member] | Over five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,609	$ 11,835
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	3.23%	2.18%	2.79%
Current, Maturity	$ 10,147	$ 28,177		42,171
Non-current, Maturity	$ 422	$ 27,603		33,548
Undiscounted Cash Flow | Peru [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.32%	5.62%	5.53%
Current, Maturity	$ 50,193	$ 5,629		19,526
Non-current, Maturity		48,422		37,448
Undiscounted Cash Flow | Peru [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422	27,181		5,955
Undiscounted Cash Flow | Peru [Member] | One to two years [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		48,422		4,626
Undiscounted Cash Flow | Peru [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 422		27,171
Undiscounted Cash Flow | Peru [Member] | Two to three years [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				32,822
Undiscounted Cash Flow | Peru [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Undiscounted Cash Flow | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.88%
Current, Maturity	$ 34,943
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.10%	9.14%	8.21%
Current, Maturity	$ 47,979	$ 96,361		168,921
Non-current, Maturity	228,556	272,089		156,668
Undiscounted Cash Flow | Colombia [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	127,925	44,743		61,721
Undiscounted Cash Flow | Colombia [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,070	127,380		18,070
Undiscounted Cash Flow | Colombia [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,078	50,755		17,172
Undiscounted Cash Flow | Colombia [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,887	18,934		16,274
Undiscounted Cash Flow | Colombia [Member] | Over five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 14,596	$ 30,277		43,431
Undiscounted Cash Flow | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate			13.83%
Current, Maturity				5,493
Undiscounted Cash Flow | Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate		36.81%	32.50%
Current, Maturity		$ 1,384		11,949
Non-current, Maturity				1,637
Undiscounted Cash Flow | Argentina [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,637
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	3.55%	3.52%
Current, Maturity	$ 39,516	$ 1,348
Non-current, Maturity		$ 39,691
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	2.68%	2.85%
Current, Maturity	$ 2,647	$ 2,165
Non-current, Maturity	$ 76,707	$ 78,691
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	10.82%	11.40%
Current, Maturity	$ 57,936	$ 71,035
Non-current, Maturity	$ 116,151	178,065
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	16.94%
Current, Maturity	$ 3,256
Non-current, Maturity	$ 84,029
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	16.94%
Current, Maturity	$ 18,515
Non-current, Maturity	142,433
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			13.71%
Current, Maturity				4,599
Non-current, Maturity				42,087
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	405	337
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	662	541
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	16,452	18,295
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	814
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,937
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,150
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	39,111	1,011
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,985	1,624
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	41,484	52,740
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,442
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,578
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				3,449
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		39,691
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,707	2,166
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,655	59,424
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,255
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,070
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				15,562
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		76,525
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,407	48,773
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,255
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,187
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				14,029
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,237	37,178
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	77,519
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	35,304
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,496
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,755	24,669
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Four to five years [Member] | Bndes One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,872
Undiscounted Cash Flow | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 3,097	$ 8,021
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	16.23%
Current, Maturity	$ 1,584
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	16.23%
Current, Maturity	$ 14,586
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	2.36%
Current, Maturity	$ 6,289
Non-current, Maturity	179,115
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	696
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,071
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,572
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Banco Daycoval [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	888
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,515
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,717
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,289
Undiscounted Cash Flow | Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Itau 1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 172,826
Undiscounted Cash Flow | CGTF Endesa Fortaleza [Member] | Brazil [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	2.78%
Current, Maturity	$ 1,979
Non-current, Maturity	63,052
Undiscounted Cash Flow | CGTF Endesa Fortaleza [Member] | Brazil [Member] | Less than 90 Days [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	495
Undiscounted Cash Flow | CGTF Endesa Fortaleza [Member] | Brazil [Member] | More than 90 Days [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,484
Undiscounted Cash Flow | CGTF Endesa Fortaleza [Member] | Brazil [Member] | One to two years [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,979
Undiscounted Cash Flow | CGTF Endesa Fortaleza [Member] | Brazil [Member] | Two to three years [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 61,073
Undiscounted Cash Flow | Enel Green Power Volta Grande [Member] | Brazil [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	3.79%
Current, Maturity	$ 8,133
Non-current, Maturity	269,182
Undiscounted Cash Flow | Enel Green Power Volta Grande [Member] | Brazil [Member] | Less than 90 Days [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,033
Undiscounted Cash Flow | Enel Green Power Volta Grande [Member] | Brazil [Member] | More than 90 Days [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,100
Undiscounted Cash Flow | Enel Green Power Volta Grande [Member] | Brazil [Member] | One to two years [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 269,182
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	3.40%	2.56%	2.56%
Current, Maturity	$ 8,421	$ 1,765		1,664
Non-current, Maturity		$ 25,457		27,091
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	8.66%	3.57%	3.57%
Current, Maturity	$ 1,726	$ 2,544		2,609
Non-current, Maturity	422			2,537
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		3.40%	3.40%
Current, Maturity		$ 1,782		1,831
Non-current, Maturity		2,146		3,920
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,421	444		418
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	437	644		659
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		451		463
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,321		1,246
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,289	1,900		1,950
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | More than 90 Days [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,331		1,368
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		25,457		1,642
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422			2,537
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | One to two years [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,724		1,776
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Two to three years [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				25,449
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Two to three years [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 422		1,722
Undiscounted Cash Flow | Chinango S.A.C. [Member] | Peru [Member] | Three to four years [Member] | Bank Of Nova Scotia One | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	10.75%	9.54%
Current, Maturity	$ 1,924	$ 2,104
Non-current, Maturity	2,611	4,579
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	495	541
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,429	1,563
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,777	1,948
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 834	1,793
Undiscounted Cash Flow | Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 838
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	10.49%
Current, Maturity	$ 10,505
Non-current, Maturity	$ 127,580
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	9.95%	9.08%
Current, Maturity	$ 3,625	$ 4,251
Non-current, Maturity	$ 745	$ 4,162
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	9.25%	8.87%
Current, Maturity	$ 1,843	$ 2,104
Non-current, Maturity	$ 380	$ 1,662
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	8.57%	8.80%
Current, Maturity	$ 3,033	$ 3,476
Non-current, Maturity	$ 2,126	$ 4,620
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	13.10%	7.71%
Current, Maturity	$ 5,009	$ 9,078
Non-current, Maturity	$ 6,644	$ 18,206
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	12.27%
Current, Maturity	$ 2,916
Non-current, Maturity	5,195
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		8.57%
Current, Maturity		$ 10,480
Non-current, Maturity		137,244
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,626
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	944	1,104
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	480	546
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	785	901
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,289	2,345
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	750
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Less than 90 Days [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,620
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,879
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,681	3,147
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,363	1,558
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,248	2,575
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,720	6,733
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,166
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | More than 90 Days [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		7,860
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	99,222
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	745	3,157
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	380	1,348
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,126	2,530
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,664	6,327
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,030
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | One to two years [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,480
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	28,358
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,005
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		314
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,090
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,375	5,764
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,869
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Two to three years [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		98,588
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Three to four years [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	605	4,240
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Three to four years [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,296
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Three to four years [Member] | Bank of Tokio-Mitsubishi UFJ [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		28,176
Undiscounted Cash Flow | Codensa [Member] | Colombia [Member] | Four to five years [Member] | BBVA Colombia S A [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,875
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Santander [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			15.76%
Current, Maturity				12,919
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	1.76%	11.01%
Current, Maturity	$ 27,187	$ 30,422
Non-current, Maturity	$ 60,728	$ 90,082
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	7.16%	15.19%	15.19%
Current, Maturity	$ 17,246	$ 20,563		5,524
Non-current, Maturity	$ 15,541	$ 34,142		45,297
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		4.44%
Current, Maturity		$ 124
Non-current, Maturity		$ 3,554
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	8.37%	14.51%	14.51%
Current, Maturity	$ 52,838	$ 32,718		29,514
Non-current, Maturity	$ 25,097	$ 55,428		72,737
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Nominal Interest Rate	4.23%	7.71%
Current, Maturity	$ 6,811	$ 7,408
Non-current, Maturity	$ 1,625	8,555
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	6.73%
Current, Maturity	$ 129
Non-current, Maturity	3,469
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Santander [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				12,919
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,002	7,830
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,967	17,071		1,381
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		31
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,984	2,502		2,634
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,749	1,899
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	20,185	22,592
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,279	3,492		4,143
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		93
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	50,854	30,216		26,880
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,062	5,509
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	97
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,002	28,029
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,541	18,235		16,940
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		123
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,097	29,382		26,880
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,625	6,907
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18,909	25,637
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,907		15,099
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		123
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		26,046		24,246
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,648
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,061	19,327
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				13,258
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		123
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				21,611
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,244	13,276
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		123
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	130
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,512	3,813
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,062
Undiscounted Cash Flow | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,949
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	9.24%
Current, Maturity	$ 15,651
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.01%
Current, Maturity	$ 6,534
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.01%
Current, Maturity	$ 4,721
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	5.01%
Current, Maturity	$ 7,867
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	6.20%
Current, Maturity	$ 7,553
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	9.21%
Current, Maturity	$ 7,867
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,651
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,534
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	59
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	98
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	94
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	98
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,662
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,769
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,459
Undiscounted Cash Flow | Edelnor S.A.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,769
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	32.00%
Current, Maturity	$ 34,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.70%
Current, Maturity				29,808
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.93%
Current, Maturity				15,694
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	1.88%	9.21%	9.21%
Current, Maturity	$ 15,488	$ 16,358		9,800
Non-current, Maturity	$ 63,264	$ 78,327		84,279
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	6.98%	9.24%	9.24%
Current, Maturity	$ 5,560	$ 5,823		3,389
Non-current, Maturity	22,622	$ 27,870		29,636
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		6.90%	6.90%
Current, Maturity		$ 44,791		2,999
Non-current, Maturity				42,752
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Citibank Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			6.01%
Current, Maturity				7,369
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			8.61%
Current, Maturity				41,048
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			6.66%
Current, Maturity				19,268
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.76%
Current, Maturity				19,842
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.50%
Current, Maturity				15,535
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Davivienda [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			6.15%
Current, Maturity				4,168
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	34,943
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Credito del Perú [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				415
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,694
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,418	1,652		1,260
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	518	589		424
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		757		750
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Citibank Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				7,369
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				617
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				19,268
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Credito del Peru [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				279
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco de Credito del Peru Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				211
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Less than 90 Days [Member] | Banco Davivienda [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,168
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Credito del Perú [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				29,393
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	14,070	14,706		8,540
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,042	5,234		2,965
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		44,034		2,249
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				40,431
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Credito del Peru [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				19,563
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | More than 90 Days [Member] | Banco de Credito del Peru Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,324
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	14,543	15,414		14,056
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,215	5,487		4,913
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | One to two years [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				42,752
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Two to three years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,598	14,470		13,383
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Two to three years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,870	5,150		4,686
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Three to four years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,653	13,526		12,712
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Three to four years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,524	4,813		4,460
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Four to five years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,708	12,583		12,040
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Four to five years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,179	4,476		4,234
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Over five years [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,762	22,334		32,088
Undiscounted Cash Flow | Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Over five years [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 3,834	$ 7,944		11,343
Undiscounted Cash Flow | Enel Generacion Peru S.A. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		1.62%
Current, Maturity		$ 22,086
Undiscounted Cash Flow | Enel Generacion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		82
Undiscounted Cash Flow | Enel Generacion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 22,004
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			6.73%
Current, Maturity				200
Non-current, Maturity				2,945
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		5.01%	5.01%
Current, Maturity		$ 227		223
Non-current, Maturity		$ 4,554		4,708
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.01%
Current, Maturity				372
Non-current, Maturity				7,848
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.01%
Current, Maturity				356
Non-current, Maturity				7,534
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			5.01%
Current, Maturity				372
Non-current, Maturity				7,847
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		6.73%	5.71%
Current, Maturity		$ 2,990		359
Non-current, Maturity				6,567
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		5.71%	5.07%
Current, Maturity		$ 364		17,645
Non-current, Maturity		$ 6,304
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.01%
Current, Maturity		$ 377
Non-current, Maturity		$ 7,590
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.01%
Current, Maturity		$ 363
Non-current, Maturity		$ 7,286
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.01%
Current, Maturity		$ 377
Non-current, Maturity		$ 7,590
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		5.07%
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		6.20%
Current, Maturity		$ 932
Non-current, Maturity		15,098
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				50
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		57		56
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				93
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				89
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				93
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,990		90
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		91		17,645
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		94
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		91
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		94
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Less than 90 Days [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		233
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				150
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		170		167
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				279
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				267
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				279
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				269
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		273
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		283
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		272
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		283
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | More than 90 Days [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		699
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,945
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,554		223
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				372
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				357
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				371
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				358
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco de Interbank Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,304
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,590
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental Two [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,286
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Continental Three [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,590
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | One to two years [Member] | Banco Santander [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,098
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,485
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,476
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,177
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco Continental [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,476
Undiscounted Cash Flow | Enel Distribucion Peru S.A. [Member] | Peru [Member] | Two to three years [Member] | Banco de Interbank [Member] | Soles [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				6,209
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		30.00%	30.00%
Current, Maturity		$ 488		1,405
Non-current, Maturity				581
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		32.00%	32.00%
Current, Maturity		$ 330		1,123
Non-current, Maturity				390
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		34.00%	34.00%
Current, Maturity		$ 155		431
Non-current, Maturity				181
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		30.00%	30.00%
Current, Maturity		$ 94		269
Non-current, Maturity				112
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		38.00%	38.00%
Current, Maturity		$ 149		431
Non-current, Maturity				177
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Nominal Interest Rate		31.00%	31.00%
Current, Maturity		$ 167		478
Non-current, Maturity				197
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Credit Suisse International [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			13.92%
Current, Maturity				1,710
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		229		371
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		172		302
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		73		113
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		44		71
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		70		114
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		79		126
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Credit Suisse International [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,710
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		259		1,034
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		158		821
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		82		318
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		50		198
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		79		317
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 88		352
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				581
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				390
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				181
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				112
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				177
Undiscounted Cash Flow | Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				197
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			1.62%
Current, Maturity				36,067
Undiscounted Cash Flow | Enel Generacin Peru S A [Member] | Peru [Member] | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				36,067
Undiscounted Cash Flow | Edesur S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			37.88%
Current, Maturity				650
Undiscounted Cash Flow | Edesur S.A. [Member] | Argentina [Member] | Banco Provincia de Buenos Aires [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.67%
Current, Maturity				120
Undiscounted Cash Flow | Edesur S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				260
Undiscounted Cash Flow | Edesur S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Provincia de Buenos Aires [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				120
Undiscounted Cash Flow | Edesur S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				390
Undiscounted Cash Flow | Enel Argentina S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			34.00%
Current, Maturity				669
Undiscounted Cash Flow | Enel Argentina S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				42
Undiscounted Cash Flow | Enel Argentina S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				627
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			12.86%
Current, Maturity				949
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Deutsche Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			12.86%
Current, Maturity				1,886
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Standard Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			12.86%
Current, Maturity				949
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			38.45%
Current, Maturity				1,674
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				1,102
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				994
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				945
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				306
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				127
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Nominal Interest Rate			30.81%
Current, Maturity				1,224
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				949
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Deutsche Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,886
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Standard Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				949
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				106
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				375
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				340
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				322
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				103
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				43
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				417
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,568
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				727
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				654
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				623
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				203
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				84
Undiscounted Cash Flow | Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				$ 807